UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21077

Registrant Name:	PIMCO California Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2014

Date of Reporting Period:	August 31, 2013

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—87.6%
$2,000	Alhambra Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	$2,079,200
20,000	Bay Area Toll Auth. Rev., San Francisco Bay Area, 5.00%, 4/1/39, Ser. F-1 (g)	20,276,400
	Chabot-Las Positas Community College Dist., GO, Ser. C,
17,305	zero coupon, 8/1/36 (AMBAC)	4,124,301
5,000	zero coupon, 8/1/37 (AMBAC)	1,111,550
15,000	zero coupon, 8/1/43 (AMBAC)	2,233,950
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	1,062,040
300	City & Cnty. of San Francisco, Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	304,908
8,920	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)	8,702,530
25,000	Desert Community College Dist., GO, zero coupon, 8/1/46, Ser. C (AGM)	3,226,500
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A (AGC)	8,513,393
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/27 (IBC-NPFGC)	1,519,440
1,440	Fremont Community Facs. Dist. No. 1, Special Tax, Pacific Commons, 5.30%, 9/1/30	1,403,798
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	12,494,556
3,500	5.00%, 6/1/45, Ser. A	3,149,510
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	5,399,160
8,500	5.125%, 6/1/47, Ser. A-1	5,681,995
31,415	5.75%, 6/1/47, Ser. A-1	23,005,204
	Health Facs. Financing Auth. Rev.,
250	Adventist Health System, 5.75%, 9/1/39, Ser. A	264,098
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	3,199,560
1,000	Children’s Hospital of Los Angeles, 5.00%, 11/15/34, Ser. A	923,480
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	556,615
9,000	Scripps Health, 5.00%, 11/15/40, Ser. A	8,612,730
3,700	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	3,721,719
2,000	Stanford Hospital Clinics, 5.00%, 8/15/51, Ser. A	1,924,380
1,000	Sutter Health, 5.00%, 8/15/35, Ser. D	985,560
4,220	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	4,032,674
6,000	Sutter Health, 5.00%, 8/15/52, Ser. A	5,475,720
12,195	Sutter Health, 5.25%, 11/15/46, Ser. A (g)	11,659,639
4,500	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. B	4,322,430
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	174,038
515	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	544,649
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	1,071,070
500	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	469,815
7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	7,529,325
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (g)	10,667,600
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (g)	15,356,850
8,000	5.00%, 7/1/36, Ser. B	8,153,760
500	5.00%, 7/1/43, Ser. B	507,450
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	11,104,280
3,200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	3,503,904
10,000	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/36 (AMBAC)	8,792,900
5,000	Metropolitan Water Dist. of Southern California Rev., 5.00%, 7/1/37, Ser. A (g)	5,196,900
1,175	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,274,805
5,000	Oakland Unified School Dist., Alameda Cnty., GO, 6.125%, 8/1/29, Ser. A	5,094,950
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	4,852,315
10,000	Placentia-Yorba Linda Unified School Dist., CP, 5.00%, 10/1/32 (NPFGC)	10,066,100
1,500	Pollution Control Financing Auth. Rev., American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)	1,417,440
	Poway Unified School Dist., GO,
11,000	zero coupon, 8/1/40	2,056,890
16,000	zero coupon, 8/1/46	2,000,160
1,950	Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)	1,950,000
2,000	Roseville Redev. Agcy., Tax Allocation, 5.00%, 9/1/32, Ser. B (NPFGC)	1,883,500
1,375	Ross Valley School Dist., GO, 5.00%, 8/1/42, Ser. B	1,400,671
1,000	San Diego Public Facs. Financing Auth. Sewer Rev., 5.25%, 5/15/39, Ser. A	1,019,620
4,000	San Diego Public Facs. Financing Auth. Water Rev., 5.25%, 8/1/38, Ser. A	4,207,840
2,800	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	2,956,128
2,800	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	2,875,404
1,000	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,092,370
1,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,298,102
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	1,267,459
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,688,250
	State, GO,
2,500	5.00%, 9/1/31	2,557,025
10,000	6.00%, 4/1/38	11,010,800
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	3,243,510
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,196,780
2,000	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	2,026,800
2,500	Judicial Council Projects, 5.00%, 3/1/38, Ser. A (b)	2,417,750
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	8,148,730
	Statewide Communities Dev. Auth. Rev.,
1,165	Bentley School, zero coupon, 7/1/50 (b)	33,424

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$3,760	Bentley School, 7.00%, 7/1/40, Ser. A	$3,990,488
1,520	Catholic Healthcare West, 5.50%, 7/1/31, Ser. D	1,596,684
1,520	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	1,596,684
250	Huntington Park Charter School Project, 5.15%, 7/1/30, Ser. A	204,030
1,250	Huntington Park Charter School Project, 5.25%, 7/1/42, Ser. A	945,688
500	International School of the Peninsula Project, 5.00%, 11/1/29	462,825
6,205	Kaiser Permanente, 5.00%, 4/1/42, Ser. A	5,879,920
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,062,830
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	9,739,382
2,135	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,430,697
7,860	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	8,763,507
3,700	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	3,877,008
5,600	Sutter Health, 6.00%, 8/15/42, Ser. A	6,183,856
4,500	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	4,330,125
1,800	Tobacco Securitization Agcy. Rev., Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	1,800,450
3,100	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	2,971,567
1,000	Tustin Unified School Dist., Special Tax, 6.00%, 9/1/40, Ser. 2006-1	996,020
15,000	Univ. of California Rev., 5.00%, 5/15/42, Ser. G	14,953,500

	Total California Municipal Bonds & Notes (cost—$366,476,483)	374,861,665

CALIFORNIA VARIABLE RATE NOTES (a)(d)(e)(f)— 5.6%
6,035	Desert Community College Dist., GO, 8.05%, 8/1/32, Ser. 3016-1 (AGC)	6,626,732
7,500	JPMorgan Chase Putters/Drivers Trust Rev., 8.085%, 5/15/34, Ser. 3838	7,346,250
4,000	Los Angeles Community College Dist., GO, 11.866%, 8/1/33, Ser. 3096	4,249,760
5,000	San Diego Community College Dist., GO, 8.523%, 2/1/17	5,724,700

	Total California Variable Rate Notes (cost—$22,308,392)	23,947,442

OTHER MUNICIPAL BONDS & NOTES—5.6%

	Arizona—1.7%
8,000	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	7,337,120

	New Jersey—0.7%
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,300	4.75%, 6/1/34	898,352
3,000	5.00%, 6/1/41	2,021,820

		2,920,172

	New York—0.6%
1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	1,276,288
1,900	TSASC, Inc. Rev., 5.00%, 6/1/34, Ser. 1	1,413,638

		2,689,926

	Rhode Island—2.6%
11,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	10,976,240

	Total Other Municipal Bonds & Notes (cost—$22,839,848)	23,923,458

SHORT-TERM INVESTMENTS—1.2%

	U.S. Treasury Obligations—1.2%
	U.S. Treasury Notes,
400	0.125%, 7/31/14	399,976
4,400	0.25%, 4/30/14	4,404,383
400	0.25%, 5/31/14	400,406

	Total U.S. Treasury Obligations (cost—$5,203,308)	5,204,765

	Total Investments (cost—$416,828,031) (h)—100.0%	$427,937,330

Industry classification of portfolio holdings as a percentage of total investments at August 31, 2013 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	20.2%
Tobacco Settlement Funded	15.6
College & University Revenue	5.9
Highway Revenue Tolls	5.1
Electric Power & Light Revenue	4.6
Water Revenue	4.6
Natural Gas Revenue	4.5
Lease (Abatement)	3.0
Port, Airport & Marina Revenue	1.8
Private Schools	1.1
Local or Guaranteed Housing	1.0
Miscellaneous Revenue	0.3
Lease Revenue	0.3
Hotel Occupancy Tax	0.3
Sewer Revenue	0.2
Recreational Revenue	0.0

Total Revenue Bonds		68.5%
General Obligation		18.1
Certificates of Participation		6.3
Tax Allocation		5.2
U.S. Treasury Notes		1.2
Special Tax		0.7

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $25,364,882, representing 5.9% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2013.
(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2013.
(g)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(h)	At August 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $379,083,876. Gross unrealized appreciation was $24,417,750; gross unrealized depreciation was $13,709,491; and net unrealized appreciation was $10,708,259. The difference between book and tax cost was attributable to the differing treatment of inverse floater transactions.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
Investments in Securities—Assets
California Municipal Bonds & Notes	$—	$374,861,665	$—	$374,861,665
California Variable Rate Notes	—	23,947,442	—	23,947,442
Other Municipal Bonds & Notes	—	23,923,458	—	23,923,458
Short-Term Investments	—	5,204,765	—	5,204,765

Totals	$—	$427,937,330	$—	$427,937,330

At August 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

TCRS—Temporary Custodian Receipts

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO California Municipal Income Fund II

By: /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer
Date: October 22, 2013

By: /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer
Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer
Date: October 22, 2013

By: /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer
Date: October 22, 2013